Share-based compensation - Component (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,815	$ 1,845	$ 5,670	$ 4,438
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	713	743	2,290	1,769
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	263	269	778	722
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	811	806	2,526	1,862
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 28	$ 27	$ 76	$ 85